Introduction - Foreign exchange rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bolivia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6.91	6.91
Change %	0
Average foreign exchange rate	6.91	6.91	6.91
Change %	0
Colombia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	4,409	3,822
Change %	(0.133)
Average foreign exchange rate	4,083	4,313	4,254
Change %	0.056
Costa Rica
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	513	527
Change %	0.028
Average foreign exchange rate	519	550	650
Change %	0.059
Guatemala
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7.71	7.83
Change %	0.016
Average foreign exchange rate	7.76	7.84	7.75
Change %	0.010
Honduras
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	25.44	24.71
Change %	(0.028)
Average foreign exchange rate	24.88	24.66	24.56
Change %	(0.009)
Luxembourg
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	0.97	0.91
Change %	(0.062)
Average foreign exchange rate	0.93	0.93	0.95
Change %	0
Nicaragua
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	36.62	36.62
Change %	0
Average foreign exchange rate	36.62	36.44	35.87
Change %	(0.005)
Paraguay
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7,831	7,278
Change %	(0.071)
Average foreign exchange rate	7,569	7,299	7,008
Change %	(0.036)
Sweden
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	11.07	10.07
Change %	(0.090)
Average foreign exchange rate	10.57	10.60	10.07
Change %	0.003
United Kingdom
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	0.80	0.79
Change %	(0.017)
Average foreign exchange rate	0.78	0.80	0.81
Change %	0.027
Panama
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	1